Financial instruments and risk management (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial instruments denominated in foreign currencies

The Company’s USD functional currency businesses have the following financial instruments denominated in foreign currencies, expressed in the presentation currency as at September 30, 2026:

	CAD	EURO
Financial assets
Cash	211	89
Taxes recoverable	1,141	-

Financial liabilities
Accounts payable and accrued liabilities	(8,033)	-
Long-term debt	(8,250)	-

Net financial liabilities	(14,931)	89

USD
Financial assets
Cash	41
Trade receivables	13,066

Net financial assets	13,107

USD
Financial assets
Cash	1,993

Financial liabilities
Accounts payable and accrued liabilities	(1,367)
Long-term debt	(134,945)

Net financial liabilities	(134,319)

Schedule of contractual undiscounted cash flow requirement for financial liabilities

Contractual undiscounted cash flow requirement for financial liabilities as at September 30, 2026 are as follows:

	Less than 1 year	1-2 years	3-4 years	After 5 years	Total
Accounts payable and accrued liabilities	74,626	-	-	-	74,626
Term and other loans – Euro	879	721	-	-	1,600
Term and other loans – US dollar	8,569	-	-	-	8,569
Promissory note	251	-	-	-	251
Convertible senior notes	15,847	31,693	27,731	1,136,800	1,212,071
Convertible debentures	9,458	-	-	-	9,458
Lease liabilities	173	244	-	-	417
Mine construction facility	30,519	55,476	51,224	47,976	185,195